SUPPLEMENT DATED MARCH 22, 2013

TO THE PROSPECTUS FOR PACIFIC LIFE FUNDS

CLASS A, B, C, I, R AND ADVISOR CLASS SHARES DATED DECEMBER 19, 2012

FOR THE ADVISOR CLASS SHARES AND

JULY 1, 2012 FOR ALL OTHER SHARE CLASSES

This supplement revises the Pacific Life Funds Class A, B, C, I, R and Advisor Shares prospectus dated December 19, 2012 for Advisor Class shares and dated July 1, 2012 for all other share classes as supplemented December 19, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.

PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate-Aggressive Fund and PL Portfolio Optimization Aggressive Fund (each a “PL Portfolio Optimization Fund”):

For each PL Portfolio Optimization Fund, the Advisor Class shares column in the Annual fund operating expenses table and expense Examples (“Fee Tables”) are replaced with the information below. No other information in the Fee Tables changed, including related footnotes.

PL Portfolio Optimization Conservative Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management Fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.28%
Acquired Funds Fees and Expenses	0.70%
Total Annual Fund Operating Expenses	1.18%
Expense Reimbursement	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.10%

Your expenses (in dollars) if you SELL your shares at the end of each period
Advisor
1 year	$112
3 years	$350
5 years	$625
10 years	$1,409

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
Advisor
1 year	$112
3 years	$350
5 years	$625
10 years	$1,409

PL Portfolio Optimization Moderate-Conservative Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management Fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.28%
Acquired Funds Fees and Expenses	0.75%
Total Annual Fund Operating Expenses	1.23%
Expense Reimbursement	(0.08%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.15%

Your expenses (in dollars) if you SELL your shares at the end of each period
Advisor
1 year	$117
3 years	$365
5 years	$651
10 years	$1,466

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
Advisor
1 year	$117
3 years	$365
5 years	$651
10 years	$1,466

PL Portfolio Optimization Moderate Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management Fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.27%
Acquired Funds Fees and Expenses	0.80%
Total Annual Fund Operating Expenses	1.27%
Expense Reimbursement	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.20%

Your expenses (in dollars) if you SELL your shares at the end of each period
Advisor
1 year	$122
3 years	$381
5 years	$676
10 years	$1,514

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
Advisor
1 year	$122
3 years	$381
5 years	$676
10 years	$1,514

PL Portfolio Optimization Moderate-Aggressive Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.27%
Acquired Funds Fees and Expenses	0.84%
Total Annual Fund Operating Expenses	1.31%
Expense Reimbursement	(0.07%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.24%

Your expenses (in dollars) if you SELL your shares at the end of each period
Advisor
1 year	$126
3 years	$393
5 years	$697
10 years	$1,560

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
Advisor
1 year	$126
3 years	$393
5 years	$697
10 years	$1,560

PL Portfolio Optimization Aggressive Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Advisor
Management fee	0.20%
Distribution (12b-1) and/or Service Fees	None
Other Expenses	0.29%
Acquired Fund Fees and Expenses	0.87%
Total Annual Fund Operating Expenses	1.36%
Expense Reimbursement	(0.09%)
Total Annual Fund Operating Expenses after Expense Reimbursement	1.27%

Your expenses (in dollars) if you SELL your shares at the end of each period
Advisor
1 year	$129
3 years	$403
5 years	$717
10 years	$1,610

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period
Advisor
1 year	$129
3 years	$403
5 years	$717
10 years	$1,610

Form No. PLFSUP0313